ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative) - Hong Kong Daily [Member] - $ / shares	Dec. 31, 2025	Dec. 29, 2023
Ownership percentage	100.00%	100.00%
Nominal fee		$ 1.00